Schedule of Concentration Risk of Total Fleet Lease Rental Income (Detail) - Total Fleet Lease Rental Income - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer A
Capital Leased Assets [Line Items]
Percentage of lease rental income	13.70%	14.60%	12.90%
Customer B
Capital Leased Assets [Line Items]
Percentage of lease rental income	13.40%	13.90%	14.60%